9. INVENTORY	12 Months Ended
Dec. 31, 2020
Notes
9. INVENTORY

9.INVENTORY

The Company’s inventory as at December 31, 2020 and 2019 consists of the following:

	2020	2019

Hemp finished goods	$13,101,032	$-
Hard Goods/Tools	265,890	-
Cannabis and CBD derivative finished goods	418,116	-
Raw materials	2,477,747	-
Consumables and non-cannabis merchandise	1,298,217	-
	$17,561,002	$-

During the year ended December 31, 2020, the total inventory expensed through cost of sales was $9,459,548 (2019 - $Nil). During the year ended December 31, 2020, the total amount of salaries and wages expensed through cost of sales was $1,220,247 (2019 - $Nil).